Inventory	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

Note 9 – INVENTORY

Inventory consisted of finished goods, valued at $16,020,140 and $16,972,965 as of March 31, 2022 and March 31, 2021, respectively. The Company constantly monitors its potential obsolete products and is allowed to return products close to their expiration date to its suppliers. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of March 31, 2022 and March 31, 2021.